Pledged assets and collateral	12 Months Ended
Mar. 31, 2019
Pledged assets and collateral

9. Pledged assets and collateral

The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2018 and 2019:

	2018	2019
	(in billions of yen)
Interest-bearing deposits in other banks	37	68
Trading account assets	5,611	4,137
Investments	6,500	6,076
Loans	5,229	4,055
Other assets	2,099	1,886

Total	19,476	16,222

The associated liabilities collateralized by the above assets at March 31, 2018 and 2019 are summarized below:

	2018	2019
	(in billions of yen)
Deposits	256	386
Payables under repurchase agreements	5,518	3,435
Payables under securities lending transactions	1,193	1,675
Other short-term borrowings	441	519
Long-term debt	3,179	1,431

Total	10,587	7,446

The Bank of Japan (“the BOJ”) requires private depository institutions to maintain a certain amount of funds as reserves in current accounts with the BOJ, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for foreign branches and subsidiaries engaged in banking businesses in foreign countries. At March 31, 2018 and 2019, the deposit amounts maintained with the BOJ and foreign central banks, which were included in Cash and due from banks and Interest-bearing deposits in other banks, were ¥45,325 billion and ¥43,552 billion, respectively. These balances included the reserve funds required to be maintained by the MHFG Group, which amounted to ¥1,589 billion and ¥1,583 billion at March 31, 2018 and 2019, respectively.

At March 31, 2018 and 2019, the MHFG Group had received collateral that can be sold or repledged, with a fair value of ¥13,419 billion and ¥16,114 billion, respectively, of which ¥12,655 billion and ¥12,264 billion, respectively, was sold and repledged. Such collateral was primarily obtained in connection with resale or securities borrowing agreements, and was generally used as collateral for repurchase or securities lending agreements, or to cover short sales.